Insurance and reinsurance - Summary of Insurance and Reinsurance Contracts by Measurement Components (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	$ 757	$ 681
Insurance contract liabilities for segregated funds	(3,228)	(2,632)
Insurance contract liabilities excluding segregated funds	(17,925)	(16,394)
Insurance contract liabilities	(21,153)	(19,026)
Reinsurance contract held assets	1,637	1,582
Reinsurance contract held liabilities	(33)	(18)
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	1,923	1,790
Insurance contract liabilities for segregated funds	(3,065)	(2,553)
Insurance contract liabilities excluding segregated funds	(13,789)	(11,955)
Insurance contract liabilities	(16,854)	(14,508)
Reinsurance contract held assets	402	327
Reinsurance contract held liabilities	(85)	(42)
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(574)	(544)
Insurance contract liabilities for segregated funds	(19)	(15)
Insurance contract liabilities excluding segregated funds	(1,974)	(2,308)
Insurance contract liabilities	(1,993)	(2,323)
Reinsurance contract held assets	533	469
Reinsurance contract held liabilities	11	6
CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets	(592)	(565)
Insurance contract liabilities for segregated funds	(144)	(64)
Insurance contract liabilities excluding segregated funds	(2,162)	(2,131)
Insurance contract liabilities	(2,306)	(2,195)
Reinsurance contract held assets	702	786
Reinsurance contract held liabilities	41	18
CSM for insurance contracts, net of reinsurance contracts held	$ (2,155)	$ (1,956)